Note 10 - Fair Value Disclosures (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Note 10 - Fair Value Disclosures (Details) [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 11,527,510	$ 5,613,323	$ 7,890,200	$ 3,765,360
Impaired Financing Receivable, Related Allowance	1,711,659	657,907	1,292,063	558,956
Impaired Financing Receivable, Unpaid Principal Balance	11,683,967	5,800,832	8,124,195	4,055,835
Loans With Fair Value Measurement [Member]
Note 10 - Fair Value Disclosures (Details) [Line Items]
Number of Loans	13	16		9
Impaired Financing Receivable, Recorded Investment	10,121,957	6,086,432
Impaired Financing Receivable, Related Allowance	1,711,659	1,292,063		558,956
Impaired Financing Receivable, Unpaid Principal Balance		$ 6,086,432		$ 2,597,761